COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged	Assets Pledged

(in millions of $)	June 30, 2026	December 31, 2025
Vessels, rigs and equipment, net	2,964	2,820
Book value of consolidated assets pledged under mortgages	2,964	2,820